INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Reduction in income tax rate		7.50%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Reduction in income tax rate		9.00%
Development Area A [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest of the Country [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	12.00%
Reduction in income tax rate	8.00%
Israeli tax rate [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		23.00%	23.00%	23.00%
Reduction in income tax rate		6.00%
U.S. tax rate [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate		21.00%
Check-Cap US, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss or NOL carry-forwards		$ 9	$ 7